Tax expense	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Tax expense
Tax expense
The following table summarizes Tax expense:

	Years ended December 31
	2017	2016	2015
	(€ million)
Current tax expense	€901	€869	€445
Deferred tax expense/(benefit)	1,773	391	(277)
Tax expense/(benefit) relating to prior periods	(23)	32	(2)
Total Tax expense	€2,651	€1,292	€166

The applicable tax rate used to determine the theoretical income taxes was the statutory rate in the United Kingdom (“UK”), the tax jurisdiction in which FCA NV is resident. The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 19.25 percent in 2017 (20 percent in 2016 and 20.25 percent in 2015) and income taxes recognized was as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Theoretical income taxes	€1,186	€621	€51
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(164)	(42)	(20)
Permanent differences	(397)	(194)	(36)
Tax credits	(23)	(340)	(238)
Deferred tax assets not recognized and write-downs	1,092	531	303
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	924	587	70
Taxes relating to prior years	(23)	32	(2)
Tax rate changes	(22)	—	—
Withholding tax	83	61	49
Other differences	0	(8)	(36)
Total Tax expense, excluding IRAP	2,656	1,248	141
Effective tax rate	43.0%	40.2%	54.4%
IRAP (current and deferred)	(5)	44	25
Total Tax expense	€2,651	€1,292	€166

In 2017, the Company recognized Regional Italian Income Tax (“IRAP”) current tax expense of €33 million (and an expense of €36 million in 2016 and an expense of €16 million in 2015) and the recognized IRAP deferred tax benefit of €38 million (an expense of €8 million in 2016 and an expense of €9 million in 2015). As the IRAP taxable basis differs from Profit before taxes, it is excluded from the effective tax rates above.
The increase in the effective tax rate to 43.0 percent in 2017 from 40.2 percent in 2016 was mainly due to (i) reduced generation and utilization of tax credits in NAFTA and (ii) a decrease in Brazilian deferred tax assets; partially offset by (iii) tax benefits recorded on changes to prior years’ tax positions and (iv) improved performance in EMEA and LATAM.
The Tax Cuts and Jobs Act (the “Tax Act”) was enacted into law in the U.S. on December 22, 2017. The Tax Act includes various changes to U.S. tax law, including a permanent reduction in the U.S. federal corporate income tax rate. The Tax Act also imposes a one-time tax, at a special reduced tax rate, on the deemed repatriation of the post-1986 unremitted earnings from their non-U.S. subsidiaries to the Company’s U.S. subsidiaries.
Based on the information available as of December 31, 2017, the Company estimated net tax expense of €88 million in 2017 for the effects of the changes in the tax rate, which includes an expense of €117 million, primarily related to the deemed repatriation resulting from the Tax Act. The expense may be adjusted, potentially materially, as a result of regulations or regulatory guidance that may be issued, changes in interpretations affecting assumptions underlying the estimate, refinement of our calculations, and actions that may be taken, including actions in response to the Tax Act.
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31
	2017	2016
	(€ million)
Deferred tax assets	€2,004	€3,699
Deferred tax liabilities	(388)	(194)
Total Net deferred tax assets	€1,616	€3,505

The decrease in Net deferred tax assets at December 31, 2017 from December 31, 2016 was mainly due to (i) a €1,268 million decrease related to the utilization of U.S. tax credit carryforwards, revaluation of U.S. deferred tax assets and liabilities due to the Tax Act and reductions to other NAFTA deferred tax assets, and (ii) a €734 million decrease to Brazil deferred tax assets; partially offset by (iii) a €178 million increase to EMEA deferred tax assets.
The decrease in Deferred tax assets in Brazil was primarily composed of €281 million related to the reversal of the Brazilian indirect tax liability (refer to Note 22, Other liabilities and Tax payables) and €453 million that was written off as the Group revised its outlook on Brazil to reflect the slower pace of recovery and outlook for the subsequent years, largely resulting from increased political uncertainty, and concluded that a portion of the deferred tax assets in Brazil was no longer recoverable.
The Tax Act reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018. We estimated the related changes in our deferred tax assets and deferred tax liabilities, which resulted in a €137 million decrease in Net deferred tax liability (€29 million to the Consolidated Income Statement and €108 million to Equity), and a €71 million decrease in Net deferred tax assets recorded to Other Comprehensive Income. The net tax benefit may be revised in future quarters as the related temporary differences are further evaluated.
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2017 and 2016 were as follows:

	At January 1, 2017	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2017
	(€ million)
Deferred tax assets arising on:
Provisions	€6,149	€(1,742)	€—	€(559)	€3,848
Provision for employee benefits	2,851	(364)	(16)	(643)	1,828
Intangible assets	211	(19)	—	—	192
Impairment of financial assets	195	(25)	—	(1)	169
Inventories	251	3	—	(2)	252
Allowances for doubtful accounts	117	19	—	(14)	122
Other	385	(13)	(14)	29	387
Total Deferred tax assets	€10,159	€(2,141)	€(30)	€(1,190)	€6,798
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,770)	€430	€—	€449	€(1,891)
Capitalized development assets	(2,742)	399	—	227	(2,116)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,493)	238	—	406	(849)
Provision for employee benefits	(14)	(30)	—	(6)	(50)
Other	(331)	4	(10)	23	(314)
Total Deferred tax liabilities	€(7,350)	€1,041	€(10)	€1,099	€(5,220)
Deferred tax asset arising on tax loss carry-forwards	€4,444	€522	€—	€(248)	€4,718
Unrecognized deferred tax assets	(3,748)	(1,195)	9	254	(4,680)
Total Net deferred tax assets	€3,505	€(1,773)	€(31)	€(85)	€1,616

	At January 1, 2016	Recognized in Consolidated Income Statement	Recognized in Equity	Transfer to assets held for sale	Translation differences and other changes	At December 31, 2016
	(€ million)
Deferred tax assets arising on:
Provisions	€6,028	€(4)	€—	€(6)	€131	€6,149
Provision for employee benefits	2,866	(11)	(263)	—	259	2,851
Intangible assets	249	(42)	—	—	4	211
Impairment of financial assets	155	47	—	(2)	(5)	195
Inventories	243	6	—	—	2	251
Allowances for doubtful accounts	87	21	—	(2)	11	117
Other	691	(270)	64	—	(100)	385
Total Deferred tax assets	€10,319	€(253)	€(199)	€(10)	€302	€10,159
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,746)	€(53)	€—	€1	€28	€(2,770)
Capitalized development expenditures	(2,376)	(310)	—	—	(56)	(2,742)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,427)	23	—	7	(96)	(1,493)
Provision for employee benefits	(14)	—	2	1	(3)	(14)
Other	(390)	67	5	—	(13)	(331)
Total Deferred tax liabilities	€(6,953)	€(273)	€7	€9	€(140)	€(7,350)
Deferred tax asset arising on tax loss carry-forwards	€3,717	€662	€—	€(20)	€85	€4,444
Unrecognized deferred tax assets	(3,183)	(527)	—	20	(58)	(3,748)
Total Net deferred tax assets	€3,900	€(391)	€(192)	€(1)	€189	€3,505

As of December 31, 2017, the Group had Deferred tax assets on deductible temporary differences of €6,798 million (€10,159 million at December 31, 2016), of which €940 million was not recognized (€551 million at December 31, 2016). As of December 31, 2017, the Group also had Deferred tax assets on tax loss carry-forwards of €4,718 million (€4,444 million at December 31, 2016), of which €3,740 million was not recognized (€3,197 million at December 31, 2016).
As of December 31, 2017, the Group had total Net deferred tax assets of €3,256 million (€2,902 million at December 31, 2016) in Italy primarily attributable to Italian tax loss carry-forwards that can be carried forward indefinitely. The Group has determined that it is probable that sufficient Italian taxable income will be generated in future periods that will allow us to realize €898 million of Italian Net deferred tax assets (€750 million at December 31, 2016). As a result, €2,358 million of Net deferred tax assets in Italy were not recognized as of December 31, 2017 (€2,152 million at December 31, 2016).
As of December 31, 2017, the Group had total Net deferred tax assets of €1,287 million in Brazil (€1,276 million at December 31, 2016) primarily attributable to Brazilian tax loss carry-forwards which can be carried forward indefinitely. The Group continues to recognize Brazilian Net deferred tax assets of €148 million (€976 million at December 31, 2016) as the Group considers it probable that we will have sufficient taxable income in the future that will allow us to realize these net deferred tax assets. As a result,€1,139 million of Net deferred tax assets in Brazil, which include Brazil tax losses, were not recognized as of December 31, 2017 (€300 million at December 31, 2016).
Deferred tax liabilities on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future.
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2017, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2017	2018	2019	2020	2021	Beyond 2021	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€28,720	€3,665	€2,974	€2,786	€3,293	€15,512	€490
Taxable temporary differences	(23,028)	(2,390)	(2,304)	(2,323)	(2,324)	(10,390)	(3,297)
Tax losses	18,133	147	142	136	155	3,844	13,709
Amounts for which deferred tax assets were not recognized	(17,534)	(640)	(292)	(147)	(649)	(3,464)	(12,342)
Temporary differences and tax losses relating to corporate taxation	€6,291	€782	€520	€452	€475	€5,502	€(1,440)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,657	€1,177	€761	€599	€1,149	€5,909	€62
Taxable temporary differences	(7,993)	(691)	(658)	(671)	(681)	(5,153)	(139)
Tax losses	3,715	53	36	33	120	2,902	571
Amounts for which deferred tax assets were not recognized	(4,439)	(398)	(157)	(82)	(635)	(2,601)	(566)
Temporary differences and tax losses relating to local taxation	€940	€141	€(18)	€(121)	€(47)	€1,057	€(72)